Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
5.     Debt
As of September 30, 2020 and December 31, 2019, the Company’s debt consisted of the following:

	September 30, 2020	December 31, 2019	Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
HealthSpring Mortgage Loan	$20,340	$20,723	4.18%	April 2023	4.62%
Midland Mortgage Loan	98,687	100,249	3.94%	April 2023	4.12%
Emporia Partners Mortgage Loan	1,749	2,104	5.88%	September 2023	5.97%
Samsonite Loan	20,418	21,154	6.08%	September 2023	5.10%
Highway 94 Loan	14,922	15,610	3.75%	August 2024	4.78%
Pepsi Bottling Ventures Loan	18,677	—	3.69%	October 2024	3.92%
AIG Loan II	126,970	126,970	4.15%	November 2025	4.93%
BOA Loan	375,000	375,000	3.77%	October 2027	3.91%
BOA/KeyBank Loan	250,000	250,000	4.32%	May 2028	4.14%
AIG Loan	104,352	105,762	4.96%	February 2029	5.08%

Total Mortgage Debt	1,031,115	1,017,572
Revolving Credit Facility (3)	401,500	211,500	LIBO Rate + 1.60%	June 2023	1.88%
2023 Term Loan	200,000	200,000	LIBO Rate + 1.55%	June 2023	1.80%
2024 Term Loan	400,000	400,000	LIBO Rate + 1.55%	April 2024	1.79%
2026 Term Loan	150,000	150,000	LIBO Rate + 1.85%	April 2026	2.06%

Total Debt	2,182,615	1,979,072

Unamortized Deferred Financing Costs and Discounts, net	(8,263)	(9,968)

Total Debt, net	$2,174,352	$1,969,104

(1)
Including the effect of the interest rate swap agreements with a total notional amount of $750.0 million, the weighted average interest rate as of September 30, 2020 was 3.56% for both the Company’s fixed-rate and variable-rate debt combined and 3.96% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of September 30, 2020 and includes the effect of amortization of discounts/premiums and deferred financing costs.
(3)
The LIBO rate as of September 1, 2020 (effective date) was
0.16
%. The Revolving Credit Facility has an initial term of approximately two years
, maturing on June 28, 2022, and may be extended for a
one-year
period if certain conditions are met and upon payment of an extension fee. See discussion below.

Second Amended and Restated Credit Agreement
On April 30, 2019, the Company, through the Current Operating Partnership, entered into that certain second amended and restated credit agreement (the “Second Amended and Restated Credit Agreement”) related to a revolving credit facility (the “Revolving Credit Facility”) and three term loans described below (the “Term Loans” and collectively with the Revolving Credit Facility, the “KeyBank Loans”) with a syndicate of lenders, under which KeyBank National Association (“KeyBank”) serves as administrative agent.
The KeyBank Loans have an interest rate calculated based on London Interbank Offered Rate (LIBOR) plus the applicable LIBOR margin, as provided in the Second Amended and Restated Credit Agreement, or the Base Rate plus the applicable base rate margin, as provided in the agreement. The applicable LIBOR margin and base rate margin are dependent on the consolidated leverage ratio of the Current Operating Partnership, the Company, and the Company’s subsidiaries, as disclosed in the periodic compliance certificate provided to our administrative agent each quarter. If the Current Operating Partnership obtains an investment grade rating of its senior unsecured long term debt from Standard & Poor’s Rating Services, Moody’s Investors Service, Inc., or Fitch, Inc., the applicable LIBOR margin and base rate margin will be dependent on such rating.
The Second Amended and Restated Credit Agreement relating to the Revolving Credit Facility provides that the Current Operating Partnership must maintain a pool of unencumbered real properties (each a “Pool Property” and collectively the “Pool Properties”) that meet certain requirements contained in the Second Amended and Restated Credit Agreement. The agreement sets forth certain covenants relating to the Pool Properties, including, without limitation, the following:

•	there must be no less than 15 Pool Properties at any time;

•	no greater than 15% of the aggregate pool value may be contributed by a single Pool Property or tenant;

•	no greater than 15% of the aggregate pool value may be contributed by Pool Properties subject to ground leases;

•	no greater than 20% of the aggregate pool value may be contributed by Pool Properties which are under development or assets under renovation;

•	the minimum aggregate leasing percentage of all Pool Properties must be no less than 90%; and

•	other limitations as determined by KeyBank upon further due diligence of the Pool Properties.
Borrowing availability under the Second Amended and Restated Credit Agreement is limited to the lesser of (i) an unsecured leverage ratio of no greater than 60%, or (ii) an unsecured interest coverage ratio of no less than 2.00:1.00.

Guarantors of the KeyBank Loans include the Company, each special purpose entity that owns a Pool Property, and each of the Current Operating Partnership other subsidiaries which owns a direct or indirect equity interest in a special purpose entity that owns a Pool Property.
In addition to customary representations, warranties, covenants, and indemnities, the KeyBank Loans require the Current Operating Partnership to comply with the following at all times, which will be tested on a quarterly basis:

•	a maximum consolidated leverage ratio of 60%, or, the ratio may increase to 65% for up to four consecutive quarters after a material acquisition;

•
a minimum consolidated tangible net worth of 75% of the Company’s consolidated tangible net worth at closing of the Revolving Credit Facility, or approximately $2.0 billion, plus 75% of net future equity issuances (including OP Units in the Current Operating Partnership), minus 75% of the amount of any payments used to redeem the Company’s stock or the OP Units in the Current Operating Partnership, minus any amounts paid for the redemption or retirement of or any accrued return on the preferred equity issued under the preferred equity investment made in
EA-1
in August 2018 by SHBNPP Global Professional Investment Type Private Real Estate Trust No. 13 (H);

•
upon consummation, if ever, of an initial public offering, a minimum consolidated tangible net worth of 75% of the Company’s consolidated tangible net worth plus 75% of net future equity issuances (including OP Units in the Current Operating Partnership) should the Company publicly list its shares;

•	a minimum consolidated fixed charge coverage ratio of not less than 1.50:1.00;

•
a maximum total secured debt ratio of not greater than 40%, which ratio will increase by five percentage points for four quarters after closing of a material acquisition that is financed with secured debt;

•	a minimum unsecured interest coverage ratio of 2.00:1.00;

•	a maximum total secured recourse debt ratio, excluding recourse obligations associated with interest rate hedges, of 10% of our total asset value;

•	aggregate maximum unhedged variable rate debt of not greater than 30% of the Company’s total asset value; and

•	a maximum payout ratio of not greater than 95% commencing for the quarter ended September 30, 2019.
Furthermore, the activities of the Current Operating Partnership, the Company, and the Company’s subsidiaries must be focused principally on the acquisition, operation, and maintenance of income-producing office and industrial real estate properties. The Second Amended and Restated Credit Agreement contains certain restrictions with respect to the investment activities of the Current Operating Partnership, including, without limitation, the following: (i) unimproved land may not exceed 5% of total asset value; (ii) developments that are pre-leased
assets under development may not exceed 20% of total asset value; (iii) investments in unconsolidated affiliates may not exceed 10% of total asset value; (iv) investments in mortgage notes receivable may not exceed 15% of total asset value; and (v) leased assets under renovation may not exceed 10% of total asset value. These investment limitations cannot exceed 25% in the aggregate, based on total asset value, as defined in the Second Amended and Restated Credit Agreement. See Note 15,
Subsequent Events
, for amendments to the Company’s Second Amended and Restated Credit Agreement.

Pepsi Bottling Ventures Mortgage Loan
On February 5, 2020, as part of the acquisition of the Pepsi Bottling Ventures (“PBV”) property, the Company assumed a $18.9 million mortgage loan (“PBV Mortgage Loan”) from State Farm Life Insurance Company, as participating holder of the note. The PBV Mortgage Loan matures on October 1, 2024, has a fixed interest rate of 3.69%, and requires monthly payments of principal and interest. The PBV Mortgage Loan is secured by a deed of trust on the PBV property.
Debt Covenant Compliance
Pursuant to the terms of the Company’s mortgage loans and the KeyBank Loans, the Current Operating Partnership, in consolidation with the Company, is subject to certain loan compliance covenants. The Company was in compliance with all of its debt covenants as of September 30, 2020.

6.	Debt
As of December 31, 2019 and December 31, 2018, the Company’s debt consisted of the following:

	December 31,			Contractual Interest Rate (1)	Loan Maturity	Effective Interest Rate (2)
	2019	2018
HealthSpring Mortgage Loan	$20,723	$21,219		4.18%	April 2023	4.61%
Midland Mortgage Loan	100,249	102,262		3.94%	April 2023	4.10%
Emporia Partners Mortgage Loan	2,104	2,554		5.88%	September 2023	5.98%
Samsonite	21,154	22,085		6.08%	September 2023	5.14%
Highway 94 loan	15,610	16,497		3.75%	August 2024	4.73%
AIG Loan II	126,970	—		4.15%	November 2025	4.91%
BOA Loan	375,000	375,000		3.77%	October 2027	3.92%
BOA/KeyBank Loan	250,000	—		4.32%	May 2028	4.16%
AIG Loan	105,762	107,562		4.96%	February 2029	5.08%

Total Mortgage Debt	1,017,572	647,179
2023 Term Loan	200,000	—		LIBO Rate +1.40%	June 2023	3.28%
2024 Term Loan	400,000	—		LIBO Rate +1.40%	April 2024	3.27%
2026 Term Loan	150,000	—		LIBO Rate +1.75%	April 2026	3.59%
Revolving Credit Facility (4)	211,500	—		LIBO Rate +1.45%	June 2023 (4)	3.35%
Term Loan	—	715,000	(3)	—	—	—

Total Debt	1,979,072	1,362,179

Unamortized Deferred Financing Costs and Discounts, net	(9,968)	(8,648)

Total Debt, net	$1,969,104	$1,353,531

(1)
Including the effect of one interest rate swap agreement with a total notional amount of $425.0 million, the weighted average interest rate as of December 31, 2019 was 3.72% for both the Company’s fixed-rate and variable-rate debt combined and 3.89% for the Company’s fixed-rate debt only.

(2)	Reflects the effective interest rate as of December 31, 2019 and includes the effect of amortization of discounts/premiums and deferred financing costs.
(3)	Represents the Company’s Term Loan (defined below), which was fully repaid on May 1, 2019. See discussion below.
(4)
The LIBO rate as of December 31, 2019 was 1.69%. The Revolving Credit Facility has an initial term of approximately three years, maturing on June 28, 2022, and may be extended for a one-year
period if certain conditions are met and upon payment of an extension fee. See discussion below.

Unsecured Credit Facility
On July 20, 2015,
EA-1,
through the Current Operating Partnership, entered into an amended and restated credit agreement, as amended by that certain first amendment to amended and restated credit agreement dated as of February 12, 2016, with a syndicate of lenders, co-led
by KeyBank National Association (“KeyBank”). Pursuant to the unsecured credit agreement,
EA-1
was provided with a $1.14 billion senior unsecured credit facility (the “Unsecured Credit Facility”), consisting of a $500.0 million senior unsecured revolver (the “Revolver Loan”) and a $640.0 million senior unsecured term loan (the “Term Loan”). The Revolver Loan had an initial term of four years, maturing on July 20, 2019, and with an extension for a one-year period if certain conditions were met and upon payment of an extension fee. The Term Loan had a term of five years, maturing on July 20, 2020. On May 1, 2019, the Company paid off the remaining balances of the Term and Revolver Loans.
Second Amended and Restated Credit Agreement
On April 30, 2019, the Company, through the Current Operating Partnership (the “KeyBank Borrower”), entered into that certain second amended and restated credit agreement (the “Second Amended and Restated Credit Agreement”) related to a revolving credit facility and three term loans described below (the “Term Loans” and collectively with the revolving credit facility, the “KeyBank Loans”) with a syndicate of lenders, under which KeyBank serves as administrative agent.
Pursuant to the Second Amended and Restated Credit Agreement, the Company was provided with a revolving credit facility (the “Revolving Credit Facility”) in an initial commitment amount of $750.0 million (the “Revolving Commitment”), a five-year term loan (the “2023 Term Loan”) in an initial commitment amount of $200.0 million (the “2023 Term Commitment”), a five-year term loan (the “2024 Term Loan”) in an initial commitment amount of $400.0 million (the “2024 Term Commitment”), and a seven-year term loan (the “2026 Term Loan”) in an initial commitment amount of $150.0 million (the “2026 Term Commitment”), which commitments may be increased under certain circumstances up to a maximum total commitment of $2.0 billion. Any increase in the total commitment will be allocated to the Revolving Credit Facility and/or the Term Loans in such amounts as the KeyBank Borrower and KeyBank may determine. The KeyBank Loans are evidenced by promissory notes that are substantially similar related to each lender and the amount committed by such lender. Increases in the commitment amount must be made in amounts of not less than $25.0 million, and increases of $25.0 million in increments in excess thereof, provided that such increases do not exceed the maximum total commitment amount of $2.0 billion. The KeyBank Borrower may also reduce the amount of the Revolving Commitment in increments of $50.0 million, provided that at no time will the Revolving Credit Facility be less than $150.0 million, and such a reduction will preclude the KeyBank Borrower’s ability to later increase the commitment amount. The Revolving Credit Facility may be prepaid and terminated, in whole or in part, at any time without fees or penalty.
The Revolving Credit Facility also provides for same day swingline advances to be provided by KeyBank, Bank of America, N.A., and Wells Fargo Bank, N.A., on a pro rata basis, up to $125.0 million in the aggregate. Such swingline advances will reduce dollar for dollar the availability under the Revolving Credit Facility, and must be repaid within 10 business days.
The Revolving Credit Facility has an initial term of approximately three years, maturing on June 28, 2022. The Revolving Credit Facility may be extended for a one-year
period if certain conditions are met and the KeyBank Borrower pays an extension fee. Payments under the Revolving Credit Facility are interest only and are due on the first day of each quarter. Amounts borrowed under the Revolving Credit Facility may be repaid and reborrowed, subject to the terms of the Second Amended and Restated Credit Agreement.
The 2023 Term Loan has an initial term of approximately four years, maturing on June 28, 2023. Payments under the 2023 Term Loan are interest only and are due on the first day of each quarter. Amounts borrowed under the 2023 Term Loan may not be repaid and reborrowed.

The 2024 Term Loan has an initial term of five years, maturing on April 30, 2024. Payments under the 2024 Term Loan are interest only and are due on the first day of each quarter. Amounts borrowed under the 2024 Term Loan may not be repaid and reborrowed.
The 2026 Term Loan has an initial term of seven years, maturing on April 30, 2026. Payments under the 2026 Term Loan are interest only and are due on the first day of each quarter. Amounts borrowed under the 2026 Term Loan may not be repaid and reborrowed.
The KeyBank Loans have an interest rate calculated based on LIBOR plus the applicable LIBOR margin, as provided in the Second Amended and Restated Credit Agreement, or the Base Rate plus the applicable base rate margin, as provided in the agreement. The applicable LIBOR margin and base rate margin are dependent on the consolidated leverage ratio of the KeyBank Borrower, the Company, and the Company’s subsidiaries, as disclosed in the periodic compliance certificate provided to our administrative agent each quarter. If the KeyBank Borrower obtains an investment grade rating of its senior unsecured long term debt from Standard & Poor’s Rating Services, Moody’s Investors Service, Inc., or Fitch, Inc., the applicable LIBOR margin and base rate margin will be dependent on such rating.
The Second Amended and Restated Credit Agreement relating to the Revolving Credit Facility provides that the KeyBank Borrower must maintain a pool of unencumbered real properties (each a “Pool Property” and collectively the “Pool Properties”) that meet certain requirements contained in the Second Amended and Restated Credit Agreement. The agreement sets forth certain covenants relating to the Pool Properties, including, without limitation, the following:

•	there must be no less than 15 Pool Properties at any time;

•	no greater than 15% of the aggregate pool value may be contributed by a single Pool Property or tenant;

•	no greater than 15% of the aggregate pool value may be contributed by Pool Properties subject to ground leases;

•	no greater than 20% of the aggregate pool value may be contributed by Pool Properties which are under development or assets under renovation;

•	the minimum aggregate leasing percentage of all Pool Properties must be no less than 90%; and

•	other limitations as determined by KeyBank upon further due diligence of the Pool Properties.
Borrowing availability under the Second Amended and Restated Credit Agreement is limited to the lesser of (i) an unsecured leverage ratio of no greater than 60%, or (ii) an unsecured interest coverage ratio of no less than 2.00:1.00.
In connection with the KeyBank Loans, the KeyBank Borrower paid closing costs, including arrangement fees, commitment fees and legal fees, of approximately $5.7 million. The KeyBank Borrower will pay KeyBank an administrative agent fee of $25,000 per year. In addition, an unused fee will be payable quarterly which is calculated based on the amount of the unused revolving loan commitments and is equal to 15 basis points if 50% or more of the loan commitments are used or 20 basis points if less than 50% of the loan commitments are used. At the time that the applicable LIBOR margin and base rate margin are determined in accordance with the Borrower’s investment grade rating as provided above, the KeyBank Borrower will pay a quarterly facility fee at a rate that is dependent on such rating and is based upon the total commitments.

Guarantors of the KeyBank Loans include us, each special purpose entity that owns a Pool Property, and each of the KeyBank Borrower’s other subsidiaries which owns a direct or indirect equity interest in a special purpose entity that owns a Pool Property.
In addition to customary representations, warranties, covenants, and indemnities, the KeyBank Loans require the KeyBank Borrower to comply with the following at all times, which will be tested on a quarterly basis:

•	a maximum consolidated leverage ratio of 60%, or, the ratio may increase to 65% for up to four consecutive quarters after a material acquisition;

•
a minimum consolidated tangible net worth of 75% of the Company’s consolidated tangible net worth at closing of the Revolving Credit Facility, or approximately $2.0 billion, plus 75% of net future equity issuances (including units of the operating partnership interests in the KeyBank Borrower), minus 75% of the amount of any payments used to redeem the Company’s stock or the KeyBank Borrower’s stock or the Company’s operating partnership units, minus any amounts paid for the redemption or retirement of or any accrued return on the preferred equity issued under the preferred equity investment made in
EA-1’s
August 2018 by SHBNPP Global Professional Investment Type Private Real Estate Trust No. 13 (H);

•
upon consummation, if ever, of an initial public offering, a minimum consolidated tangible net worth of 75% of the Company’s consolidated tangible net worth plus 75% of net future equity issuances (including units of operating partnership interests in the KeyBank Borrower) should we publicly list on the New York Stock Exchange;

•	a minimum consolidated fixed charge coverage ratio of not less than 1.50:1.00;

•
a maximum total secured debt ratio of not greater than 40%, which ratio will increase by five percentage points for four quarters after closing of a material acquisition that is financed with secured debt;

•	a minimum unsecured interest coverage ratio of 2.00:1.00;

•	a maximum total secured recourse debt ratio, excluding recourse obligations associated with interest rate hedges, of 10% of our total asset value;

•	aggregate maximum unhedged variable rate debt of not greater than 30% of the Company’s total asset value; and

•	a maximum payout ratio of not greater than 95% commencing for the quarter ended September 30, 2019.
Furthermore, the activities of the KeyBank Borrower, the Company, and the Company’s subsidiaries must be focused principally on the acquisition, operation, and maintenance of income-producing office and industrial real estate properties. The Second Amended and Restated Credit Agreement contains certain restrictions with respect to the investment activities of the KeyBank Borrower, including, without limitation, the following: (i) unimproved land may not exceed 5% of total asset value; (ii) developments that are pre-leased
assets under development may not exceed 20% of total asset value; (iii) investments in unconsolidated affiliates may not exceed 10% of total asset value; (iv) investments in mortgage notes receivable may not exceed 15% of total asset value; and (v) leased assets under renovation may not exceed 10% of total asset value. These investment limitations cannot exceed 25% in the aggregate, based on total asset value, as defined in the Second Amended and Restated Credit Agreement.

Bank of America and KeyBank Loan
On April 30, 2019, upon consummation of the Mergers, the Company assumed GCEAR’s obligations as carve-out
guarantor under a
non-recourse
carve-out
guaranty agreement, which was originally executed in connection with a loan agreement dated April 27, 2018 (the “Loan Agreement”), originally created by four SPEs that own the respective four properties noted below and were owned by the GCEAR II Operating Partnership with Bank of America, N.A. and KeyBank in which GCEAR borrowed $250.0 million (the “BofA/KeyBank Loan”).
The BofA/KeyBank Loan is secured by cross-collateralized and cross-defaulted first mortgage liens on the properties with the following tenants: 3M Company, Amazon.com.dedc LLC, Southern Company Services, Inc. and IGT (each, a “Secured Property”).
The BofA/KeyBank Loan has a term of 10 years, maturing on May 1, 2028. The BofA/KeyBank Loan bears interest at an annual rate of 4.32%. Commencing on June 1, 2020, the BofA/KeyBank Loan may be prepaid but only if such prepayment is made in full (with certain exceptions), subject to certain conditions set forth in the Loan Agreement, including 30 days’ prior notice to the Lender and payment of a prepayment premium in addition to all unpaid principal and accrued interest to the date of such prepayment. Commencing on November 1, 2027, the BofA/KeyBank Loan may be prepaid in whole or in part, subject to satisfaction of certain conditions, including 30 days’ prior notice to the Lender, without payment of any prepayment premium.
As of December 31, 2019, there was approximately $250.0 million outstanding pursuant to the BofA/KeyBank Loan.
AIG Loan II
On April 30, 2019, upon consummation of the Mergers, the Company assumed GCEAR’s obligation, which was originally executed in connection with a loan dated October 22, 2015, between six SPEs that were wholly owned by the GCEAR II Operating Partnership as the borrowers and The Variable Annuity Life Insurance Company, American General Life Insurance Company, and the United States Life Insurance Company (collectively, the “Lenders”), pursuant to which the Lenders provided such SPEs with a loan in the aggregate amount of approximately $127.0 million (the “AIG Loan II”).
The AIG Loan II has a term of 10 years, maturing on November 1, 2025. The AIG Loan II bears interest at a rate of 4.15%. The AIG Loan II requires monthly payments of interest only for the first five years and fixed monthly payments of principal and interest thereafter. The AIG Loan II is secured by cross-collateralized and cross-defaulted first lien deeds of trust and second lien deeds of trust on certain properties. Each of the individual promissory notes comprising the AIG Loan II may be prepaid but only if such prepayment is made in full, subject to 30 days’ prior notice to the holder and payment of a prepayment premium in addition to all unpaid principal and accrued interest to the date of such prepayment.
As of December 31, 2019, there was approximately $127.0 million outstanding pursuant to the AIG Loan.
Term Loan
On July 20, 2015, the Company, through the
EA-1
Operating Partnership, entered into an amended and restated credit agreement, as amended by that certain first amendment to amended and restated credit agreement dated as of February 12, 2016 with a syndicate of lenders, co-led
by KeyBank National Association (“KeyBank”). Pursuant to the unsecured credit agreement, the Company was provided with a $1.14 billion senior unsecured credit facility, consisting of a $500.0 million senior unsecured revolver and a $640.0 million senior unsecured term loan (the “Term Loan”). On March 29, 2016, the Company exercised its right to increase the total commitments, pursuant to the unsecured credit agreement. As a result, the total commitments on the Term Loan increased from $640.0 million to $715.0 million. On April 30, 2019, the Company paid off the outstanding balance of $715.0 million on the Term Loan with funds from the Revolving Credit Facility.
Debt Covenant Compliance
Pursuant to the terms of the Company’s mortgage loans and the KeyBank Loans, the Current Operating Partnership, in consolidation with the Company, is subject to certain loan compliance covenants. The Company was in compliance with all of its debt covenants as of December 31, 2019.
The following summarizes the future principal repayments of all loans as of December 31, 2019 per the loan terms discussed above:

As of December 31, 2019
2020	$6,882
2021	9,390
2022	9,826
2023	337,019
2024	439,302
Thereafter	1,176,653

Total principal	1,979,072
Unamortized debt premium/(discount)	(1,099)
Unamortized deferred loan costs	(8,869)

Total	$1,969,104